Retirement Benefit Plans - Summary of Defined Benefit Plans Amounts Included in Consolidated Balance Sheets (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 TWD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 TWD ($)	Dec. 31, 2018 TWD ($)
Disclosure of net defined benefit liability (asset) [abstract]
Present value of the defined benefit obligation	$ 11,424,860	$ 411,855	$ 12,159,145
Fair value of the plan assets	(5,863,264)	(211,365)	(5,962,305)
Present value of unfunded defined benefit obligation	5,561,596	200,490	6,196,840	$ 223,390	$ 4,926,396	$ 4,805,016
Recorded under other payables	(67,524)	(2,434)	(102,367)
Recorded under other non-current assets			26,306
Net defined benefit liability	$ 5,494,072	$ 198,056	$ 6,120,779